John Hancock Funds II
John Hancock Currency Strategies Fund
Supplement dated 12–31–12
to the Prospectuses dated 12–1–12
As of December 31, 2012, Ken Ferguson will retire and will no longer be a portfolio manager of the fund. All references and information relating to Mr. Ferguson are hereby deleted. Messrs. Ladekarl and Levanoni will continue to serve as portfolio managers of the fund.
You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

John Hancock Funds II
John Hancock Currency Strategies Fund
Supplement dated December 31, 2012 to the Statement of Additional Information dated December 1, 2012 as supplemented December 3, 2012
The section “First Quadrant, L.P. (“FQ”), Currency Strategies Fund” in “Appendix B- Portfolio Manager Information” is amended as follows:
As of December 31, 2012, Ken Ferguson will retire and will no longer be a portfolio manager of the fund. All references and information relating to Mr. Ferguson are hereby deleted. Messrs. Ladekarl and Levanoni will continue to serve as portfolio managers of the fund.
You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.